Leases	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Leases
NOTE 30: LEASES
Amounts recognized in the consolidated statements of financial position

(€’000)	As at December 31,
	2022	2021
Property, Plant and Equipment owned (excluding right-of-use assets)	86	1 033
Right-of-use assets	223	2 215

Total Property, Plant and Equipment	309	3 248

The consolidated statements of financial position shows the following amounts relating to leases for which the Group is a lessee:

(€’000)	Property	Vehicles	Equipment	Total
Cost
At January 1, 2021	3 001	429	1 491	4 920
Additions	24	67	—	91
Disposals	—	(41)	—	(41)
Transfers	—	—	(950)	(950)

At December 31, 2021	3 025	454	541	4 020
Additions	146	7	—	153
Disposals	(3 171)	(131)	—	(41)

At December 31, 2022	—	331	541	872

Accumulated depreciation
At January 1, 2021	(827)	(165)	(924)	(1 916)

Depreciation charge	(454)	(117)	(309)	(880)
Disposals	—	41	—	41
Transfers	—	—	950	950

At December 31, 2021	(1 281)	(241)	(283)	(1 805)
Depreciation charge	(439)	(105)	(118)	(663)
Disposals	1 721	98	—	1 819

At December 31, 2022	—	(248)	(401)	(649)

Net book value
Cost	3 025	454	541	4 020
Accumulated depreciation	(1 281)	(241)	(283)	(1 805)

At December 31, 2021	1 744	213	258	2 215

Cost	—	331	541	872
Accumulated depreciation	—	(248)	(401)	(649)

At December 31, 2022	—	83	140	223

The disposals for the year 2022 are mainly related to the termination of the lease agreement associated to the CTMU facilities and the termination of the lease agreement for current corporate offices before their relocation in 2023. See note 8.
Amounts recognized in the consolidated statements of comprehensive loss
The consolidated statements of comprehensive loss show the following amounts relating to leases:

(€’000)	For the 12-month period ended December 31,
	2022	2021	2020
Depreciation charge of right-of-use assets
Property	439	454	428
Vehicles	105	76	75
Equipment	118	309	567
Interest on lease liabilities (including in Financial expenses) 1	150	217	259
Interest on sublease receivable (including in Financial income) 1	(11)	(26)	(46)
Variable lease payments not included in the measurement of lease liabilities	—	—	—
Remeasurement of Leases	(169)	—	—
Expenses relating to short-term leases and leases of low-value assets	126	137	166

Total expenses related to leases	758	1 167	1 449

1	Interests on leases are presented as operating cash flow.
The net income from the remeasurement of leases primarily results from termination of leases
associated to CTMU facilities and the termination of the current lease associated to the corporate offices before their relocation in 2023.

Total cash outflow for leases

(€’000)	For the 12-month period ended December 31,
	2022	2021	2020
Total cash outflow for leases	1 172	1 453	1 681